INVENTORIES	12 Months Ended
Dec. 31, 2013
INVENTORIES

6. INVENTORIES

Inventories are summarized as follows:

	As of December 31,
	2012	2013	2013
	RMB	RMB	US$
Raw materials	1,854	—	—
Working in process	505	—	—
Inventories net	2,359	—	—

Obsolete inventories of nil, RMB669 and nil were written off as an expense in cost of revenues during the years ended December 31, 2011, 2012 and 2013, respectively. No inventory obsolescence provision was recognized as of December 31, 2012 and 2013.